DIRECTORS' AND SUPERVISORS' REMUNERATION - Remuneration of each director and supervisor (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant related party transactions
Fees	¥ 579	¥ 683	¥ 780
Salaries	4,526	3,996	4,665
Pension costs	449	207	513
Total remuneration	5,554	4,886	5,958
Executive Directors
Significant related party transactions
Salaries	2,986	2,322	2,607
Pension costs	263	112	249
Total remuneration	3,249	2,434	2,856
Jiang Yinggang
Significant related party transactions
Salaries		562	889
Pension costs		31	88
Total remuneration		593	977
He Zhihui
Significant related party transactions
Salaries		866	885
Pension costs		37	73
Total remuneration		903	958
Zhu Runzhou
Significant related party transactions
Salaries	1,176	894	833
Pension costs	93	44	88
Total remuneration	1,269	938	921
Jiang Tao
Significant related party transactions
Salaries	837
Pension costs	77
Total remuneration	914
Non-executive Directors
Significant related party transactions
Fees	579	683	780
Total remuneration	579	683	780
Wang Jun.
Significant related party transactions
Fees		50	150
Total remuneration		50	150
Chen Lijie
Significant related party transactions
Fees	95	211	210
Total remuneration	95	211	210
Lie-A-Cheong Tai-Chong, David
Significant related party transactions
Fees	95	211	210
Total remuneration	95	211	210
Hu Shihai
Significant related party transactions
Fees	95	211	210
Total remuneration	95	211	210
Chan Yuen Sau Kelly
Significant related party transactions
Fees	98
Total remuneration	98
Qiu Guanzhou
Significant related party transactions
Fees	98
Total remuneration	98
Yu Jingsong
Significant related party transactions
Fees	98
Total remuneration	98
Supervisors
Significant related party transactions
Salaries	1,540	1,674	2,058
Pension costs	186	95	264
Total remuneration	1,726	1,769	2,322
Ou Xiaowu
Significant related party transactions
Salaries	973	134
Pension costs	93	7
Total remuneration	1,066	141
Guan Xiaoguang
Significant related party transactions
Salaries	770	770	710
Pension costs	93	44	88
Total remuneration	863	814	798
Yue Xuguang
Significant related party transactions
Salaries	770	770	770
Pension costs	93	44	88
Total remuneration	863	¥ 814	858
Wang Jun
Significant related party transactions
Total remuneration	¥ 150,000
Wu Zuoming
Significant related party transactions
Salaries			578
Pension costs			88
Total remuneration			¥ 666